PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Composition of Assets, Grouped by Major Classification
	December 31,
	2014	2013

Cost:
Demonstration and rental equipment	$16	$4
Research and development equipment	206	206
Manufacturing equipment	149	149
Office furniture and equipment	482	461
Leasehold improvements	419	418

	1,272	1,238
Accumulated depreciation:
Demonstration and rental equipment	-	-
Research and development equipment	179	146
Manufacturing equipment	101	77
Office furniture and equipment	393	378
Leasehold improvements	399	384

	1,072	985

	$200	$253